Prepaid Expenses (Tables)	12 Months Ended
Jun. 30, 2023
Prepaid Expenses
Schedule of prepaid expenses

	June 30, 2023	June 30, 2022
	$’000	$’000
Prepaid expenses	3,745	4,873